Income Taxes (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jan. 28, 2012	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Income Tax Contingency [Line Items]
Domestic (loss) earnings before income taxes from continuing operations		$ 70,800,000	$ 40,900,000	$ 23,800,000
Foreign earnings before income taxes from continuing operations		39,300,000	36,800,000	28,000,000
Net earnings from discontinued operations		5,900,000	5,300,000
Tax payments, net of refunds		$ 20,100,000	5,000,000	5,700,000
Federal statutory income tax rate		35.00%
Net operating loss carryforward		$ 9,300,000
Valuation allowance related to capital loss carryforward		4,600,000
Valuation allowance		900,000
Valuation allowance related to foreign tax credits		600,000
Valuation allowance related to charitable contributions and other carryforwards		700,000
Deferred taxes, addition		34,600,000
Net amount that would be reflected in the income tax provision, impacting the effective tax rate, unrecognized tax benefits were recognized		1,100,000	1,100,000	$ 800,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued		200,000	$ 100,000
Tax years open to examination	2011		2013
Gain (Loss) on Disposition of Business		3,100,000
Other Tax Expense (Benefit)		6,600,000
Effective Income Tax Rate Reconciliation, Deduction, Dividends, Amount		1,040,000
State [Member]
Income Tax Contingency [Line Items]
Valuation allowance		$ 4,700,000